Consolidated Interim Statements of Stockholders' Deficit (Parenthetical) - $ / shares	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023
Common Stock [Member]
Shares issued, price per share		$ 0.35	$ 0.35	$ 0.25
Common Stock [Member] | Convertible Loan Settlement [Member]
Debt Conversion, Converted Instrument, Shares Issued	71,979,703
Common Stock One [Member]
Shares issued, price per share			0.25	0.25
Common Stock Two [Member]
Shares issued, price per share		$ 0.35	$ 0.35	$ 0.35